Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000255144 | FR_91282CQA2
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255144 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255144 | FR_78489CAC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255144 | FR_74938PAC0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255144 | FR_68269HAE5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255144 | FR_05352UAB2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255144 | FR_05612AAA4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255144 | FR_92332KAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255144 | FR_92861WAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255144 | FR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255144 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	29.30%
C000255144 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	24.10%
C000255144 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	19.20%
C000255144 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	12.30%
C000255144 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000255144 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.80%
C000255144 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000255144 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.10%
C000255144 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089469 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089469 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089469 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089469 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089469 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089469 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089469 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089469 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089469 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089469 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089469 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000089469 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089469 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	87.00%
C000089471 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089471 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089471 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089471 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089471 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089471 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089471 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089471 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089471 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089471 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089471 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000089471 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089471 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	87.00%
C000089472 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089472 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089472 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089472 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089472 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089472 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089472 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089472 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089472 | FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089472 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089472 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000089472 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089472 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	87.00%
C000089465 | FR_464288661
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089465 | FR_464287457
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089465 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089465 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089465 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089465 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089465 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089465 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089465 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089465 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089465 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089465 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	35.50%
C000089465 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089465 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089465 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	31.10%
C000089465 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.30%
C000089465 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089465 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089465 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089467 | FR_464288661
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089467 | FR_464287457
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089467 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089467 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089467 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089467 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089467 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089467 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089467 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089467 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089467 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089467 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	35.50%
C000089467 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089467 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089467 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	31.10%
C000089467 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.30%
C000089467 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089467 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089467 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205250 | FR_464288661
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205250 | FR_464287457
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205250 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205250 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205250 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205250 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205250 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205250 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205250 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205250 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205250 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205250 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	35.50%
C000205250 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.50%
C000205250 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.60%
C000205250 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	31.10%
C000205250 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.30%
C000205250 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205250 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000205250 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089468 | FR_464288661
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089468 | FR_464287457
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089468 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089468 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089468 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089468 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089468 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089468 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089468 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089468 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089468 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089468 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	35.50%
C000089468 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089468 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089468 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	31.10%
C000089468 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.30%
C000089468 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089468 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089468 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020165 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020165 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020165 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020165 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020165 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020165 | FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020165 | FR_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020165 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020165 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020165 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020165 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000020165 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	18.80%
C000020165 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	17.40%
C000020165 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020165 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020165 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020165 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150666 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150666 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150666 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150666 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150666 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150666 | FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150666 | FR_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150666 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150666 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150666 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150666 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000150666 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	18.80%
C000150666 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	17.40%
C000150666 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.10%
C000150666 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000150666 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000150666 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020164 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020164 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020164 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020164 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020164 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020164 | FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020164 | FR_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020164 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020164 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020164 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020164 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000020164 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	18.80%
C000020164 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	17.40%
C000020164 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020164 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020164 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020164 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020162 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020162 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020162 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020162 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020162 | FR_530909308
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020162 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.80%
C000020162 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000020162 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	24.00%
C000020162 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.60%
C000020162 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020162 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020162 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000053345 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053345 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053345 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053345 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053345 | FR_530909308
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053345 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053345 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.80%
C000053345 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000053345 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	24.00%
C000053345 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.60%
C000053345 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000053345 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000053345 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000053345 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130040 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130040 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130040 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130040 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130040 | FR_530909308
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130040 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130040 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.80%
C000130040 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000130040 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	24.00%
C000130040 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.60%
C000130040 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130040 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130040 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000130040 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035582 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035582 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035582 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035582 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035582 | FR_530909308
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035582 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035582 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.80%
C000035582 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000035582 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	24.00%
C000035582 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.60%
C000035582 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035582 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000035582 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000035582 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020143 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020143 | FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020143 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020143 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020143 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020143 | FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020143 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020143 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020143 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020143 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020143 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020143 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020143 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.40%
C000020143 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020143 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020143 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000020143 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020143 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020143 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130039 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130039 | FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130039 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130039 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130039 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130039 | FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130039 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130039 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130039 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130039 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.90%
C000130039 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000130039 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000130039 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.40%
C000130039 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000130039 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130039 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000130039 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000130039 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000130039 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092784 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092784 | FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092784 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092784 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092784 | FR_268150109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092784 | FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092784 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092784 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092784 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092784 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.90%
C000092784 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000092784 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000092784 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.40%
C000092784 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092784 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092784 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000092784 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092784 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000092784 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000122977 | FR_21H052645
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122977 | FR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122977 | FR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000122977 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122977 | FR_ACI3881W2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | FR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | FR_ACI38M879
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | FR_ACI1J4NS8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.50%
C000122977 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.60%
C000122977 | A/A
Holdings [Line Items]
Percent of Total Investments	12.80%
C000122977 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.80%
C000122977 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	15.10%
C000122977 | B/B
Holdings [Line Items]
Percent of Total Investments	7.00%
C000122977 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122977 | Not rated
Holdings [Line Items]
Percent of Total Investments	1.40%
C000122977 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000122977 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000122977 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.50%
C000122977 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000122977 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000122977 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	17.80%
C000122977 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.70%
C000122977 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000122977 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000122977 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	24.50%
C000122977 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000122977 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.70%
C000122977 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.70%
C000122976 | FR_21H052645
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122976 | FR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122976 | FR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000122976 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122976 | FR_ACI3881W2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | FR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | FR_ACI38M879
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | FR_ACI1J4NS8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.50%
C000122976 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.60%
C000122976 | A/A
Holdings [Line Items]
Percent of Total Investments	12.80%
C000122976 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.80%
C000122976 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	15.10%
C000122976 | B/B
Holdings [Line Items]
Percent of Total Investments	7.00%
C000122976 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122976 | Not rated
Holdings [Line Items]
Percent of Total Investments	1.40%
C000122976 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000122976 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000122976 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.50%
C000122976 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000122976 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000122976 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	17.80%
C000122976 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.70%
C000122976 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000122976 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000122976 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	24.50%
C000122976 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000122976 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.70%
C000122976 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020246 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020246 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020246 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020246 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020246 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020246 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020246 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020246 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020246 | FR_912810FA1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020246 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	61.00%
C000020246 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	39.00%
C000020243 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020243 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020243 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020243 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020243 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020243 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020243 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020243 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020243 | FR_912810FA1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020243 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	61.00%
C000020243 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	39.00%
C000020245 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020245 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020245 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020245 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020245 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020245 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020245 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020245 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020245 | FR_912810FA1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020245 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	61.00%
C000020245 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	39.00%
C000176625 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176625 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176625 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176625 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176625 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176625 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176625 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176625 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176625 | FR_912810FA1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176625 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	61.00%
C000176625 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	39.00%
C000020159 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020159 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020159 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020159 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020159 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020159 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020159 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020159 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020159 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020159 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020159 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020159 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000020159 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000020159 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000020159 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020159 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020159 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000020159 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020159 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020159 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020160 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020160 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020160 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020160 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020160 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020160 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020160 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020160 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020160 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020160 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020160 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020160 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000020160 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000020160 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000020160 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020160 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020160 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000020160 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020160 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020160 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219846 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219846 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219846 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219846 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219846 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219846 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219846 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219846 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219846 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219846 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219846 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000219846 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000219846 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000219846 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000219846 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.60%
C000219846 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219846 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000219846 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219846 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219846 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092786 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092786 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092786 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092786 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092786 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092786 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092786 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092786 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092786 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092786 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092786 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000092786 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000092786 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000092786 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000092786 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.60%
C000092786 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092786 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092786 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092786 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092786 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020178 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020178 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020178 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020178 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020178 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020178 | FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020178 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020178 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020178 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020178 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020178 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000020178 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020178 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020178 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000020178 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020178 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020178 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000020178 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020178 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020178 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020178 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000053347 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053347 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053347 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053347 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053347 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053347 | FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053347 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053347 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053347 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053347 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053347 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000053347 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000053347 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000053347 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000053347 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053347 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000053347 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000053347 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000053347 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000053347 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000053347 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000053348 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053348 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053348 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053348 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053348 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053348 | FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053348 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053348 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053348 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053348 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053348 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000053348 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000053348 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000053348 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000053348 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053348 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000053348 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000053348 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000053348 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000053348 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000053348 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000130041 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130041 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130041 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130041 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130041 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130041 | FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130041 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130041 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130041 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130041 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130041 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000130041 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000130041 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000130041 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000130041 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130041 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000130041 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000130041 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130041 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000130041 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000130041 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020179 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020179 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020179 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020179 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020179 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020179 | FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020179 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020179 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020179 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020179 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020179 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000020179 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020179 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020179 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000020179 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020179 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020179 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000020179 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020179 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020179 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020179 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.80%